UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Matrix Capital Management
Address:  100 Winter Street
          Waltham, MA. 02154

13 File Number: 28-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Gene Hunt
Title:     CFO
Phone:
Signature, Place and Date of Signing:

    Gene Hunt  January 26, 2004


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    182450

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADC TELECOMMUNICATIONS         COMMON STOCK     000886101      106    35740 SH       SOLE                  35740        0        0
D APOLLO GROUP INC CL A COM      COMMON STOCK     037604105    46549   686462 SH       SOLE                 686462        0        0
D CORPORATE EXECUTIVE BOARD CO   COMMON STOCK     21988R102     2371    50802 SH       SOLE                  50802        0        0
D INTERACTIVE CORP COM           COMMON STOCK     45840Q101     9493   279771 SH       SOLE                 279771        0        0
D KINDER MORGAN COM STK          COMMON STOCK     49455P101    17815   301443 SH       SOLE                 301443        0        0
D KINDER MORGAN MANAGE MENT LLC  COMMON STOCK     49455U100     2336    54380 SH       SOLE                  54380        0        0
D MOORE WALLACE INC COM          COMMON STOCK     615857109    13330   711687 SH       SOLE                 711687        0        0
D SK TELECOM CO LTD AD R (SPONSO ADRS STOCKS      78440P108     3313   177633 SH       SOLE                 177633        0        0
D SPSS INC COM                   COMMON STOCK     78462K102      903    50497 SH       SOLE                  50497        0        0
D STRAYER ED INC COM             COMMON STOCK     863236105    35151   322992 SH       SOLE                 322992        0        0
D TELLABS INC COM                COMMON STOCK     879664100     9709  1154436 SH       SOLE                1154436        0        0
D UNITEDHEALTH GROUP INC COM STK COMMON STOCK     91324P102    20845   358285 SH       SOLE                 358285        0        0
D WEIGHT WATCHERS INTL INC NEW   COMMON STOCK     948626106    20529   535031 SH       SOLE                 535031        0        0
S REPORT SUMMARY                 13 DATA RECORDS              182450        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED